Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per Common Share [Abstract]
Summary Of Anti-Dilutive Shares

	June 30,
	2022	2021
Options outstanding	22,730	24,425
Warrants outstanding	10,346	9,819
Shares underlying convertible notes	30,753	21,957
	63,829	56,201

	2021	2020
Options outstanding	23,215	12,240
Warrants outstanding	10,346	12,850
Unvested RSUs	-	187
Shares underlying convertible notes	20,157	23,557
	53,718	48,834